LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2014
2012 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

2010 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	4/7/2017
Series B	360,000	6.67%	4/7/2020
Series C	125,000	6.77%	4/7/2022

	$600,000